Fair Value Measurements - Summary of Changes in the Fair Value of Warrant Liabilities (Detail) - Fair Value, Recurring [Member] - Level 3 [Member] - USD ($)		6 Months Ended
	Feb. 04, 2021	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of January 1, 2021		$ 0
Initial measurement on March 2, 2021	$ 16,629,600
Change in valuation inputs or other assumptions		4,406,133
Fair value as of June 30, 2021		21,035,733
Private Placement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of January 1, 2021		0
Initial measurement on March 2, 2021	5,865,600
Change in valuation inputs or other assumptions		1,554,133
Fair value as of June 30, 2021		7,419,733
Public [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of January 1, 2021		0
Initial measurement on March 2, 2021	$ 10,764,000
Change in valuation inputs or other assumptions		2,852,000
Fair value as of June 30, 2021		$ 13,616,000